Income Taxes (Details) - Schedule of Incurred Income Tax and Withholding Tax Benefits (Expenses) - United States of America [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Incurred Income Tax and Withholding Tax Benefits (Expenses) [Line Items]
Federal income tax benefits (expenses)		$ 642,118	$ (738,851)
State income tax benefits (expenses)	(12,766)	301,410	(408,295)
Total	$ (12,766)	$ 943,528	$ (1,147,146)